Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Fair value of financial instruments on balance sheet [line items]
Business and government		$ 366,701	$ 309,310
Amortized cost		116,814	106,590
Securitization and structured entities' liabilities		27,094	27,068
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured Note Liabilities		35,300	26,305
Metal Deposits		204	218
Securitization and structured entities' liabilities		2,463	1,252
Structured deposits		341	536
At fair value [member]
Fair value of financial instruments on balance sheet [line items]
Amortized cost	[1]	104,171	94,832
Level 1 of fair value hierarchy [member] | At fair value [member]
Fair value of financial instruments on balance sheet [line items]
Amortized cost		21,229	39,622
Level 2 of fair value hierarchy [member] | At fair value [member]
Fair value of financial instruments on balance sheet [line items]
Amortized cost		82,942	55,210
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Business and government		5,720	5,496
Residential mortgages loans		1,676	176
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government		$ 58	$ 60

[1]	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.